Financial liabilities - Schedule of components of financial liabilities other than hedging derivatives (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	€ 155,682	€ 152,151
Financial liabilities designated at fair value through profit or loss	35,513	36,360
Financial liabilities at amortised cost	1,400,632	1,484,322
Derivatives
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	50,396	57,753
Short Positions
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	34,473	35,830
Deposits
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	70,813	58,568
Financial liabilities designated at fair value through profit or loss	25,842	28,806
Financial liabilities at amortised cost	1,054,043	1,126,439
Central banks
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	10,096	13,300
Financial liabilities designated at fair value through profit or loss	1,594	1,774
Financial liabilities at amortised cost	20,482	24,882
Credit institutions
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	20,720	26,284
Financial liabilities designated at fair value through profit or loss	1,749	1,625
Financial liabilities at amortised cost	87,828	90,012
Customer
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	39,997	18,984
Financial liabilities designated at fair value through profit or loss	22,499	25,407
Financial liabilities at amortised cost	945,733	1,011,545
Debt instruments
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	0	0
Financial liabilities designated at fair value through profit or loss	9,671	7,554
Financial liabilities at amortised cost	302,292	317,967
Other financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	0	0
Financial liabilities designated at fair value through profit or loss	0	0
Financial liabilities at amortised cost	€ 44,297	€ 39,916